NOTE 21: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
Note 18 Supplemental Disclosure With Respect To Cash Flows
Disclosure of detailed information about non-cash transactions
			Years ended December 31,
	Note		2019	2018	2017
Shares issued for acquisition of Sun Valley	5,17	(a)	$3,047,682	$—	$—
Shares issues for compensation	17	(a),23	304,721	—	—
Shares returned to treasury (1)	17	(a),23	(477,180)	—	—
Shares returned to treasury (2)	17	(a)	(477,180)	—	—
Shares issued as settlement of note payable	11,17	(a)	184,291	—	—
Shares issued as settlement of convertible debenture	13,17	(a)	189,735	—	—
Shares issued as settlement of accounts payable	10,17	(a)	483,098	—	—
Warrants issued to agents	17	(a)	66,405	—	—
Shares issued for services	17	(a)	122,932	—	—
Shares issued to agents	17	(a)	20,255	—	—
Conversion of convertible debt to share purchase warrants	14,16		—	1,292,265	—
Shares issued to marketing services company	17	(a)	—	477,180	—
Shares issued to former CEO	17	(a),23	—	477,180	—
Conversion of notes payable into units	11		—	114,567	—
			$3,464,759	$2,361,192	$—